23. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of loss before provision for income taxes by geographic locations
	2019	2018	2017
United States	$(4,926)	$(6,946)	$(24,757)
Foreign Countries	(10,130)	1,141	(1,620)
	$(15,056)	$(5,805)	$(26,377)

Schedule of provision for income taxes
	2019	2018	2017
Current tax:
Federal tax	$–	$–	$–
State tax	7	7	7
Foreign countries	275	408	226
Total current tax	282	415	233
Deferred tax:
Federal tax	$(9)	15	(16)
State tax	(4)	–	–
Foreign countries	(177)	(98)	(80)
Total deferred tax	(190)	(83)	(96)
Total provision for income taxes	$92	$332	$137

Schedule of reconciliation between the actual income tax expense and income tax computed by applying the statutory U.S. Federal income tax rate of 35% to pre-tax (loss) income before provision for income taxes
	2019	2018	2017
Provision for income taxes at U.S. Federal statutory rate	$(3,161)	$(1,219)	$(9,232)
State taxes, net of federal benefit	(944)	(168)	(610)
Foreign taxes at different rate	314	902	1,059
Non-deductible expenses	(936)	(231)	345
Tax law changes	–	188	22,813
Valuation allowance	6,463	45,870	(17,752)
Other	(209)	–	5,086
Disposition of subsidiaries	–	(45,193)	–
Impairments and intangible amortization	–	–	(3,761)
Share Based Compensation	12	579	279
Gain on debt modification	–	(396)	(1,475)
(Reversal) accrual of tax penalty	(1,447)	–	3,385
	$92	$332	$137

Schedule of deferred tax assets and liabilities
	2019	2018
Deferred tax assets:
Net operating loss carry forwards	$77,101	$66,775
Temporary differences due to accrued warranty costs	467	459
Impairment of property, plant and equipment, and project assets	1,464	–
Investment in subsidiaries	3,670	4,134
Credits	16	16
Allowance for bad debts	1,502	21
Fair value adjustment arising from subsidiaries acquisition	806	4,949
Stock compensation	858	661
Unrealized loss on derivatives	5,095	5,006
Unrealized investment loss	5,409	4,314
Other temporary differences	3,646	7,318
Valuation allowance	(99,976)	(93,513)
Total deferred tax assets	58	140
Deferred tax liabilities:
Fair value adjustment arising from subsidiaries acquisition	(3,227)	(515)
Other	(279)	–
Total deferred tax liabilities	(3,506)	(515)
Net deferred tax liabilities	$(3,448)	$(375)